RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 25,882	$ 27,172
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	132,170	124,247
Accounts payable and accrued liabilities	106,288	97,075
Chief Operating Officer [Member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	137,369
Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	0	7,350
Director [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	26,534	0
Associates [Member]
Disclosure of transactions between related parties [line items]
Prepaid research and development expenses	$ 203,970	$ 0